STATEMENTS OF CASH FLOW (USD $)	6 Months Ended		12 Months Ended			108 Months Ended	114 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,071,634)	$ (1,898,950)	$ (4,556,538)		$ (3,482,622)	$ (28,416,039)	$ (30,487,673)
Adjustment to reconcile net loss to net cash used in operating activities
Amortization of deferred charges						4,392,456	4,392,456
Amortization of prepaid expenses						75,000	75,000
Warrants issued for services	78,071	142,360	291,326		519,441	4,058,773	4,136,844
Stock options issued for services	377,368	535,012	1,816,430		882,640	6,789,808	7,167,176
Common stock issued for services and fees	204,274	122,058	132,420		207,929	1,456,291	1,660,565
Purchase right agreement amortization						132,058	132,058
Depreciation and amortization of patents	59,333	22,110	79,217		35,394	222,644	281,977
Realized gain on investments						(3,911)	(3,911)
Realized gain on disposal of assets						(637)	(637)
(Increase) decrease in assets
Receivables						(30,461)	(30,461)
Prepaid expenses and other current assets	(76,793)	(81,668)	(48,219)		32,433	(89,975)	(166,768)
Increase (decrease) in liabilities
Accounts payable	18,715	(47,715)	(43,449)		83,374	229,299	248,014
Accounts payable and accrued expenses- related parties	29,743	(38,538)	(14,610)		14,618	9,768	(5,577)
Accrued expenses	6,717	55,731	(25,039)		24,422	35,790	87,595
Net cash used in operating activities	(1,374,206)	(1,189,600)	(2,368,462)		(1,682,371)	(11,139,136)	(12,513,342)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(26,493)	(63,366)	(83,248)		(93,778)	(523,035)	(549,528)
Proceeds from sale of available for sale securities						203,911	203,911
Proceeds from receipt of note receivable						100,000	100,000
Purchase of available for sale securities						(200,000)	(200,000)
Purchase of equipment, furniture and leasehold improvements	(99,522)	(128,236)	(265,634)		(17,894)	(451,879)	(551,401)
Net cash used in investing activities	(126,015)	(191,602)	(348,882)		(111,672)	(871,003)	(997,018)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement					1,000,000	7,495,524	7,495,524
Common stock rescinded, private placement						(200,000)	(200,000)
Issuance of common stock, exercise of options and warrants	22,525	444,400	444,400			2,021,404	2,043,929
Issuance of common stock, exercise of purchase right agreement						45,138	45,138
Issuance of common stock, institutional investor	1,800,000	4,200,000	4,849,999	[1]	200,000	5,049,999	6,849,999
Repayment of notes payable						(14,970)	(14,970)
Proceeds from subscription receivable						19,000	19,000
Advances to stockholders						(4,933)	(4,933)
Proceeds from convertible notes						529,000	529,000
Advances from officers						1,498	1,498
Net cash provided by financing activities	1,822,525	4,644,400	5,294,399		1,200,000	14,941,660	16,764,185
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	322,304	3,263,198	2,577,055		(594,043)	2,931,521	3,253,825
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	2,936,879	359,824	359,824		953,867	5,358	5,358
CASH AND CASH EQUIVALENTS - END OF PERIOD	3,259,183	3,623,022	2,936,879		359,824	2,936,879	3,259,183
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
CASH PAID DURING THE PERIOD FOR: Interest		109	109		288	23,341	23,232
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in exchange for deferred charges						3,142,400	3,142,400
Warrants issued in exchange for deferred charges						1,581,056	1,581,056
Common stock issued as settlement for accounts payable						74,708	74,708
Accrued interest contributed as capital						35,624	35,624
Common stock issued in the conversion of notes payable						529,000	529,000
Acquisition of automobile through loan payable						24,643	24,643
Common stock issued upon exercise of a warrant in exchange for receivable						75,000	75,000
Insurance company pay off of note payable						9,673	9,673
Receivable for issuance of common stock		200,001				210,001	210,001
Contribution of officer accrued payroll						52,129	52,129
Common stock issued for prepaid expense						$ 75,000	$ 75,000

[1]	Investment to occur over a period of 30-months.